Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	24,254,842	24,254,842
Ordinary shares, shares outstanding	24,254,842	24,254,842
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	2,100,000	2,100,000
Ordinary shares, shares outstanding	2,100,000	2,100,000